Other related party transactions (Details Narrative) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Other Related Party Transactions Details Narrative
Accounts payable and accrued liabilities	$ 5,999	$ 120,479
Re-imbursement of expenses	$ 7,461	$ 14,210